Taxes On Income (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Reserves and allowances	$ 27,287	$ 61,945
Inventory allowances	14,740	18,007
Property, plant and equipment	432	2,751
Operating lease right of use assets	24,092	19,913
Other assets	127,217	116,524
Net operating loss carry-forwards	47,504	94,776
Gross deferred tax assets	241,272	313,916
Valuation allowance	(77,913)	(165,199)
Deferred tax assets, net of valuation allowance	163,359	148,717
Intangible assets	(73,324)	(74,892)
Property, plant and equipment	(38,777)	(35,956)
Operating lease liabilities	(23,598)	(19,479)
Reserves and allowances	(6,783)	(9,155)
Deferred tax liabilities, gross	(142,482)	(139,482)
Net deferred tax assets	$ 20,877	$ 9,235